Payden Emerging Markets Bond Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (97%)
Angola (USD) (3%
)
4,350,000 Angolan Government International Bond 144A,
8.00%, 11/26/29 (a) $ 4,514
7,435,000 Angolan Government International Bond 144A,
8.25%, 5/09/28 (a) 7,840
9,270,000 Angolan Government International Bond 144A,
9.38%, 5/08/48 (a) 9,747
2,940,000 Angolan Government International Bond 144A,
9.50%, 11/12/25 (a) 3,252
25,353
Argentina (ARS) (0%
)
44,420,000 YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b) 441
Argentina (USD) (2%
)
7,221,273 Argentine Republic Government International
Bond , 0.50%, 7/09/30  2,643
1,798,995 Argentine Republic Government International
Bond , 1.00%, 7/09/29  694
10,367,476 Argentine Republic Government International
Bond , 1.13%, 7/09/35  3,370
9,149,090 Argentine Republic Government International
Bond , 2.00%, 1/09/38  3,646
4,692,500 Argentine Republic Government International
Bond , 2.50%, 7/09/41  1,762
2,050,000 Provincia de Buenos Aires 144A, 6.50%,
2/15/23 (a) 989
1,625,000 Provincia de Buenos Aires 144A, 7.88%,
6/15/27 (a) 788
5,272,678 Provincia de Cordoba 144A, 5.00%, 12/10/25 (a) 4,022
17,914
Armenia (USD) (2%
)
6,090,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 5,804
5,280,000 Republic of Armenia International Bond 144A,
3.95%, 9/26/29 (a) 5,248
6,995,000 Republic of Armenia International Bond 144A,
7.15%, 3/26/25 (a) 7,974
19,026
Austria (USD) (0%
)
1,040,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 1,029
2,120,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 2,701
3,730
Bahrain (USD) (1%
)
4,090,000 Bahrain Government International Bond 144A,
5.25%, 1/25/33 (a) 3,939
2,680,000 Bahrain Government International Bond 144A,
5.63%, 9/30/31 (a) 2,686
3,320,000 Bahrain Government International Bond 144A,
6.75%, 9/20/29 (a) 3,610
10,235
Belarus (USD) (0%
)
1,730,000 Republic of Belarus International Bond 144A,
6.20%, 2/28/30 (a) 1,534
1,410,000 Republic of Belarus International Bond 144A,
6.88%, 2/28/23 (a) 1,419
1,345,000 Republic of Belarus International Bond 144A,
7.63%, 6/29/27 (a) 1,324
4,277
Principal
or Shares Security Description
Value
(000)
Bermuda (USD) (1%
)
2,620,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) $ 2,705
2,090,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 2,110
685,000 Geopark Ltd. 144A, 6.50%, 9/21/24 (a) 707
410,000 Geopark Ltd. , 6.50%, 9/21/24 (c) 423
4,030,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 4,428
10,373
Brazil (BRL) (1%
)
37,712,577 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/24 BRL (b) 7,796
Brazil (USD) (2%
)
7,025,000 Brazilian Government International Bond ,
4.75%, 1/14/50  6,758
2,170,000 Brazilian Government International Bond ,
5.00%, 1/27/45  2,173
3,760,000 BRF SA 144A, 5.75%, 9/21/50 (a) 3,821
1,400,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(d) 1,391
3,630,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.822%), 4.50%, 11/21/29 (a)(d) 3,715
4,492,010 USJ-Acucar e Alcool S/A 144A, 9.88%,
11/09/23 (a)(e) 1,370
19,228
Canada (USD) (0%
)
795,000 MEGlobal Canada ULC 144A, 5.88%,
5/18/30 (a) 989
Cayman Islands (USD) (1%
)
2,135,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (c)(d)(f) 2,336
2,365,000 Melco Resorts Finance Ltd. 144A, 5.75%,
7/21/28 (a) 2,455
868,000 Odebrecht Oil & Gas Finance Ltd. 144A (a)(f)(g) 12
4,803
Chile (USD) (0%
)
1,480,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 1,484
Colombia (COP) (1%
)
37,638,000,000 Colombian TES , 7.75%, 9/18/30 COP (b) 10,228
Colombia (USD) (3%
)
5,632,000 Colombia Government International Bond ,
3.13%, 4/15/31  5,529
2,940,000 Colombia Government International Bond ,
3.25%, 4/22/32  2,882
1,440,000 Colombia Government International Bond ,
4.13%, 2/22/42  1,388
3,780,000 Colombia Government International Bond ,
5.00%, 6/15/45  3,966
4,594,000 Colombia Government International Bond ,
6.13%, 1/18/41  5,406
4,735,000 Colombia Government International Bond ,
7.38%, 9/18/37  6,152
4,070,000 Ecopetrol SA , 6.88%, 4/29/30  4,919
30,242

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Costa Rica (USD) (2%
)
3,025,000 Costa Rica Government International Bond
144A, 4.38%, 4/30/25 (a) $ 3,122
8,580,000 Costa Rica Government International Bond
144A, 6.13%, 2/19/31 (a) 9,170
2,270,000 Costa Rica Government International Bond
144A, 7.00%, 4/04/44 (a) 2,395
3,515,000 Costa Rica Government International Bond
144A, 7.16%, 3/12/45 (a) 3,743
18,430
Dominica Republic (USD) (3%
)
2,060,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 2,142
6,615,000 Dominican Republic International Bond 144A,
5.88%, 1/30/60 (a) 6,691
4,355,000 Dominican Republic International Bond 144A,
5.95%, 1/25/27 (a) 4,904
3,885,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) 4,439
1,990,000 Dominican Republic International Bond 144A,
6.40%, 6/05/49 (a) 2,166
2,200,000 Dominican Republic International Bond 144A,
6.50%, 2/15/48 (a) 2,417
1,370,000 Dominican Republic International Bond 144A,
6.85%, 1/27/45 (a) 1,562
3,290,000 Dominican Republic International Bond 144A,
6.88%, 1/29/26 (a) 3,797
28,118
Ecuador (USD) (3%
)
12,867,250 Ecuador Government International Bond 144A,
0.50%, 7/31/40 (a) 7,978
13,989,458 Ecuador Government International Bond 144A,
1.00%, 7/31/35 (a) 9,758
7,285,000 Ecuador Government International Bond 144A,
5.00%, 7/31/30 (a) 6,393
1,261,899 Ecuador Government International Bond 144A,
6.68%, 7/31/30 (a)(g) 703
24,832
Egypt (USD) (3%
)
3,700,000 Egypt Government International Bond 144A,
5.88%, 2/16/31 (a) 3,571
5,565,000 Egypt Government International Bond 144A,
7.50%, 1/31/27 (a) 6,185
2,300,000 Egypt Government International Bond , 7.63%,
5/29/32 (c) 2,434
4,390,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 4,647
3,670,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 3,591
3,315,000 Egypt Government International Bond 144A,
8.50%, 1/31/47 (a) 3,434
5,290,000 Egypt Government International Bond 144A,
8.70%, 3/01/49 (a) 5,544
29,406
Gabon (USD) (0%
)
2,110,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 2,121
Georgia (USD) (0%
)
1,980,000 Georgia Government International Bond 144A,
2.75%, 4/22/26 (a) 2,020
Principal
or Shares Security Description
Value
(000)
Ghana (USD) (3%
)
2,140,000 Ghana Government International Bond 144A,
6.31%, 4/07/25 (a)(g) $ 1,688
2,480,000 Ghana Government International Bond 144A,
7.63%, 5/16/29 (a) 2,482
1,130,000 Ghana Government International Bond 144A,
7.75%, 4/07/29 (a) 1,141
2,585,000 Ghana Government International Bond , 8.13%,
3/26/32 (c) 2,588
3,720,000 Ghana Government International Bond 144A,
8.13%, 3/26/32 (a) 3,724
1,910,000 Ghana Government International Bond 144A,
8.63%, 4/07/34 (a) 1,935
7,285,000 Ghana Government International Bond 144A,
8.63%, 6/16/49 (a) 6,932
7,000,000 Ghana Government International Bond 144A,
10.75%, 10/14/30 (a) 8,743
29,233
Guatemala (USD) (1%
)
3,790,000 Guatemala Government Bond 144A, 6.13%,
6/01/50 (a) 4,548
Honduras (USD) (1%
)
2,580,000 Honduras Government International Bond 144A,
5.63%, 6/24/30 (a) 2,706
1,796,000 Honduras Government International Bond 144A,
6.25%, 1/19/27 (a) 1,971
4,677
India (USD) (2%
)
1,752,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 1,770
1,405,000 Adani Green Energy UP Ltd./Prayatna
Developers Pvt. Ltd./Parampujya Solar Energy
144A, 6.25%, 12/10/24 (a) 1,533
3,796,100 Adani Transmission Ltd. 144A, 4.25%,
5/21/36 (a) 3,894
1,194,000 Muthoot Finance Ltd. 144A, 6.13%,
10/31/22 (a) 1,234
775,000 ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a) 797
3,345,000 ReNew Power Pvt. Ltd. 144A, 5.88%,
3/05/27 (a) 3,512
4,205,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 4,272
17,012
Indonesia (USD) (3%
)
2,050,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 2,108
2,865,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 3,098
1,260,000 Indonesia Asahan Aluminium Persero PT 144A,
4.75%, 5/15/25 (a) 1,382
2,240,000 Indonesia Asahan Aluminium Persero PT 144A,
5.45%, 5/15/30 (a) 2,616
1,530,000 Indonesia Asahan Aluminium Persero PT 144A,
6.53%, 11/15/28 (a) 1,874
3,405,000 Indonesia Government International Bond 144A,
7.75%, 1/17/38 (a) 5,192
1,140,000 Indonesia Government International Bond 144A,
8.50%, 10/12/35 (a) 1,835
2,060,000 Indonesia Government International Bond ,
8.50%, 10/12/35 (c) 3,316

Principal
or Shares Security Description
Value
(000)
3,170,000 Pertamina Persero PT 144A, 6.50%,
11/07/48 (a) $ 4,235
3,170,000 Perusahaan Listrik Negara PT 144A, 6.15%,
5/21/48 (a) 3,946
29,602
Ireland (USD) (0%
)
2,200,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) 2,337
Isle of Man (USD) (0%
)
1,655,000 AngloGold Ashanti Holdings PLC , 3.75%,
10/01/30  1,730
Israel (USD) (1%
)
3,895,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(c)(d) 3,996
2,655,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(c) 2,989
1,920,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(c)(d) 1,932
8,917
Ivory Coast (EUR) (1%
)
3,160,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(b) 3,796
2,256,000 Ivory Coast Government International Bond
144A, 5.25%, 3/22/30 EUR (a)(b) 2,834
2,050,000 Ivory Coast Government International Bond
144A, 6.63%, 3/22/48 EUR (a)(b) 2,592
9,222
Ivory Coast (USD) (0%
)
2,335,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a) 2,536
Jersey (USD) (0%
)
4,155,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%,
3/31/36 (a) 4,126
Jordan (USD) (0%
)
1,850,000 Jordan Government International Bond 144A,
6.13%, 1/29/26 (a) 2,012
Kazakhstan (KZT) (1%
)
2,098,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(b) 4,950
Kazakhstan (USD) (2%
)
2,760,000 Kazakhstan Government International Bond
144A, 6.50%, 7/21/45 (a) 4,081
9,310,000 KazMunayGas National Co. JSC 144A, 5.75%,
4/19/47 (a) 11,619
975,000 KazMunayGas National Co. JSC 144A, 6.38%,
10/24/48 (a) 1,284
16,984
Kenya (USD) (1%
)
2,750,000 Republic of Kenya Government International
Bond 144A, 6.88%, 6/24/24 (a) 3,031
4,435,000 Republic of Kenya Government International
Bond 144A, 7.00%, 5/22/27 (a) 4,858
2,495,000 Republic of Kenya Government International
Bond 144A, 8.00%, 5/22/32 (a) 2,826
1,690,000 Republic of Kenya Government International
Bond 144A, 8.25%, 2/28/48 (a)(h) 1,875
12,590
Principal
or Shares Security Description
Value
(000)
Lebanon (USD) (0%
)
3,560,000 Lebanon Government International Bond ,
6.00%, 1/27/23 (c)(e) $ 446
3,420,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (c)(e) 430
2,045,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (c)(e) 258
1,246,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (c)(e) 156
1,930,000 Lebanon Government International Bond ,
6.75%, 11/29/27 (c)(e) 245
1,390,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (e) 174
2,950,000 Lebanon Government International Bond ,
7.00%, 3/23/32 (c)(e) 370
2,079
Luxembourg (USD) (1%
)
2,496,489 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 2,652
4,095,000 MHP Lux SA 144A, 6.25%, 9/19/29 (a) 4,098
2,522,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (a) 2,626
9,376
Malaysia (USD) (1%
)
8,700,000 1MDB Energy Ltd. , 5.99%, 5/11/22 (c) 8,937
2,480,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 3,074
12,011
Mauritius (USD) (0%
)
1,085,000 Azure Power Solar Energy Pvt. Ltd. 144A,
5.65%, 12/24/24 (a) 1,143
Mexico (MXN) (0%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 984
Mexico (USD) (5%
)
1,330,000 Cemex SAB de CV 144A, 3.88%, 7/11/31 (a) 1,380
1,090,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(d)(f) 1,146
4,339,598 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 4,952
330,000 Grupo Bimbo SAB de CV 144A, 4.00%,
9/06/49 (a) 363
2,870,000 Grupo Bimbo SAB de CV 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280%), 5.95% (a)(d)(f) 3,020
3,920,000 Mexico City Airport Trust 144A, 3.88%,
4/30/28 (a) 4,130
3,095,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 3,132
1,220,000 Mexico Government International Bond , 6.05%,
1/11/40  1,544
4,033,000 Petroleos Mexicanos , 6.49%, 1/23/27  4,289
5,720,000 Petroleos Mexicanos , 6.50%, 3/13/27  6,065
4,120,000 Petroleos Mexicanos , 6.50%, 6/02/41  3,737
2,770,000 Petroleos Mexicanos , 6.63%, 6/15/35  2,681
3,179,000 Petroleos Mexicanos , 6.75%, 9/21/47  2,846
4,304,000 Petroleos Mexicanos , 6.84%, 1/23/30  4,495
4,880,000 Petroleos Mexicanos , 6.95%, 1/28/60  4,386
2,170,000 Trust Fibra Uno 144A, 6.39%, 1/15/50 (a) 2,587
50,753

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Mongolia (USD) (1%
)
5,545,000 Development Bank of Mongolia LLC 144A,
7.25%, 10/23/23 (a) $ 5,940
3,370,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 3,291
1,810,000 Mongolia Government International Bond 144A,
5.13%, 4/07/26 (a) 1,916
619,000 Mongolia Government International Bond 144A,
5.63%, 5/01/23 (a) 652
845,000 Mongolia Government International Bond 144A,
8.75%, 3/09/24 (a) 967
12,766
Morocco (USD) (0%
)
3,505,000 Morocco Government International Bond 144A,
3.00%, 12/15/32 (a) 3,416
Netherlands (USD) (1%
)
1,510,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 1,534
3,275,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 3,569
2,623,894 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 2,849
2,265,000 Prosus NV 144A, 3.68%, 1/21/30 (a) 2,389
2,550,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 2,460
1,275,000 VTR Finance NV 144A, 6.38%, 7/15/28 (a) 1,352
14,153
Nigeria (USD) (3%
)
5,205,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 5,543
2,480,000 Nigeria Government International Bond , 6.50%,
11/28/27 (c) 2,641
2,065,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a) 2,175
3,270,000 Nigeria Government International Bond 144A,
7.63%, 11/28/47 (a) 3,295
3,085,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 3,171
3,820,000 Nigeria Government International Bond 144A,
7.88%, 2/16/32 (a) 4,101
3,805,000 Nigeria Government International Bond 144A,
8.75%, 1/21/31 (a) 4,301
25,227
Oman (USD) (2%
)
3,270,000 Oman Government International Bond 144A,
4.75%, 6/15/26 (a) 3,390
6,610,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 6,962
1,465,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 1,586
6,100,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 6,074
5,490,000 Oman Government International Bond 144A,
6.75%, 1/17/48 (a) 5,567
23,579
Pakistan (USD) (0%
)
4,120,000 Pakistan Government International Bond 144A,
6.00%, 4/08/26 (a) 4,155
Panama (USD) (1%
)
1,873,862 Aeropuerto Internacional de Tocumen SA 144A,
6.00%, 11/18/48 (a) 2,191
2,000,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 2,075
Principal
or Shares Security Description
Value
(000)
1,010,000 Panama Government International Bond , 4.30%,
4/29/53  $ 1,124
4,470,000 Panama Government International Bond , 6.70%,
1/26/36  6,121
11,511
Paraguay (USD) (1%
)
1,415,000 Paraguay Government International Bond 144A,
5.40%, 3/30/50 (a) 1,672
2,210,000 Paraguay Government International Bond 144A,
5.60%, 3/13/48 (a) 2,637
2,040,000 Paraguay Government International Bond 144A,
6.10%, 8/11/44 (a) 2,552
6,861
Peru (PEN) (1%
)
6,210,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (a)(b) 1,642
25,260,000 Peruvian Government International Bond 144A,
6.95%, 8/12/31 PEN (a)(b) 6,563
8,205
Philippines (USD) (0%
)
1,295,000 Philippine Government International Bond ,
3.70%, 3/01/41  1,412
1,050,000 Philippine Government International Bond ,
3.70%, 2/02/42  1,146
2,558
Qatar (USD) (2%
)
3,260,000 Qatar Government International Bond 144A,
4.40%, 4/16/50 (a) 4,029
4,570,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 5,959
3,260,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 4,379
2,640,000 Qatar Petroleum 144A, 2.25%, 7/12/31 (a) 2,675
17,042
Romania (EUR) (2%
)
3,730,000 Romanian Government International Bond
144A, 2.63%, 12/02/40 EUR (a)(b) 4,342
4,420,000 Romanian Government International Bond
144A, 2.88%, 4/13/42 EUR (a)(b) 5,182
6,325,000 Romanian Government International Bond
144A, 3.38%, 1/28/50 EUR (a)(b) 7,885
2,756,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(b) 4,084
21,493
Russian Federation (RUB) (1%
)
974,500,000 Russian Federal Bond - OFZ , 6.90%, 5/23/29
RUB (b) 13,474
Russian Federation (USD) (1%
)
1,400,000 Russian Foreign Bond - Eurobond 144A, 5.10%,
3/28/35 (a) 1,692
400,000 Russian Foreign Bond - Eurobond , 5.10%,
3/28/35 (c) 483
3,400,000 Russian Foreign Bond - Eurobond , 5.63%,
4/04/42 (c) 4,429
200,000 Russian Foreign Bond-Eurobond 144A, 5.63%,
4/04/42 (a) 261
6,865

Principal
or Shares Security Description
Value
(000)
Saudi Arabia (USD) (2%
)
2,610,000 Saudi Arabian Oil Co. 144A, 3.50%,
11/24/70 (a) $ 2,552
6,315,000 Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a) 7,192
3,845,000 Saudi Government International Bond 144A,
2.25%, 2/02/33 (a) 3,780
4,170,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 4,445
17,969
Senegal (USD) (1%
)
7,250,000 Senegal Government International Bond 144A,
6.25%, 5/23/33 (a) 7,710
2,400,000 Senegal Government International Bond 144A,
6.75%, 3/13/48 (a) 2,463
10,173
South Africa (USD) (2%
)
2,020,000 Eskom Holdings SOC Ltd. 144A, 6.35%,
8/10/28 (a) 2,246
1,975,000 Eskom Holdings SOC Ltd. 144A, 6.75%,
8/06/23 (a) 2,063
2,910,000 Eskom Holdings SOC Ltd. , 7.13%, 2/11/25 (c) 3,066
1,455,000 Republic of South Africa Government
International Bond , 4.30%, 10/12/28  1,505
3,050,000 Republic of South Africa Government
International Bond , 5.65%, 9/27/47  3,101
3,240,000 Republic of South Africa Government
International Bond , 5.75%, 9/30/49  3,296
2,000,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30 (h) 2,275
2,415,000 Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a) 2,458
20,010
South Africa (ZAR) (2%
)
161,500,000 Republic of South Africa Government Bond ,
8.50%, 1/31/37 ZAR (b) 9,433
113,800,000 Republic of South Africa Government Bond ,
8.75%, 2/28/48 ZAR (b) 6,541
15,974
Spain (USD) (0%
)
2,410,000 AI Candelaria Spain SLU 144A, 5.75%,
6/15/33 (a) 2,465
Sri Lanka (USD) (2%
)
8,585,000 Sri Lanka Government International Bond 144A,
6.20%, 5/11/27 (a) 5,337
9,360,000 Sri Lanka Government International Bond 144A,
6.83%, 7/18/26 (a) 5,967
6,415,000 Sri Lanka Government International Bond 144A,
6.85%, 11/03/25 (a) 4,130
1,885,000 Sri Lanka Government International Bond 144A,
7.55%, 3/28/30 (a) 1,172
6,025,000 Sri Lanka Government International Bond 144A,
7.85%, 3/14/29 (a) 3,748
20,354
Thailand (USD) (0%
)
2,285,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(d)(f) 2,416
Tunisia (EUR) (0%
)
2,135,000 Banque Centrale de Tunisie International Bond
144A, 6.38%, 7/15/26 EUR (a)(b) 2,153
Principal
or Shares Security Description
Value
(000)
Tunisia (USD) (0%
)
5,090,000 Banque Centrale de Tunisie International Bond
144A, 5.75%, 1/30/25 (a) $ 4,324
Turkey (USD) (2%
)
970,000 TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a) 989
4,375,000 Turkey Government International Bond , 4.25%,
4/14/26  4,236
4,645,000 Turkey Government International Bond , 6.13%,
10/24/28  4,786
3,635,000 Turkey Government International Bond , 7.25%,
12/23/23  3,933
3,145,000 Turkey Government International Bond , 7.38%,
2/05/25  3,420
17,364
Ukraine (EUR) (1%
)
1,285,000 Ukraine Government International Bond 144A,
4.38%, 1/27/30 EUR (a)(b) 1,423
2,790,000 Ukraine Government International Bond 144A,
6.75%, 6/20/26 EUR (a)(b) 3,620
5,043
Ukraine (UAH) (0%
)
103,920,000 Ukraine Government International Bond 144A,
11.67%, 11/22/23 UAH (a)(b) 3,866
Ukraine (USD) (4%
)
2,895,000 Ukraine Government International Bond 144A,
1.26%, 5/31/40 (a)(i) 3,381
4,935,000 Ukraine Government International Bond 144A,
7.25%, 3/15/33 (a) 5,102
980,000 Ukraine Government International Bond 144A,
7.38%, 9/25/32 (a) 1,022
1,286,000 Ukraine Government International Bond 144A,
7.75%, 9/01/23 (a) 1,381
2,345,000 Ukraine Government International Bond 144A,
7.75%, 9/01/24 (a) 2,551
5,035,000 Ukraine Government International Bond 144A,
7.75%, 9/01/25 (a) 5,485
3,215,000 Ukraine Government International Bond , 7.75%,
9/01/25 (c) 3,502
6,620,000 Ukraine Government International Bond 144A,
7.75%, 9/01/26 (a) 7,261
8,253,000 Ukraine Government International Bond 144A,
7.75%, 9/01/27 (a) 9,057
2,700,000 Ukraine Government International Bond 144A,
8.99%, 2/01/24 (a) 2,981
41,723
United Arab Emirates (USD) (3%
)
6,513,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) 7,773
1,010,000 Abu Dhabi Government International Bond
144A, 3.13%, 9/30/49 (a) 1,040
2,596,219 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 3,091
825,000 DP World PLC 144A, 5.63%, 9/25/48 (a) 1,035
1,390,000 DP World PLC 144A, 6.85%, 7/02/37 (a) 1,887
3,590,000 Finance Department Government of Sharjah
144A, 3.63%, 3/10/33 (a) 3,591
1,565,000 First Abu Dhabi Bank PJSC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.138%), 4.50% (c)(d)(f) 1,670
2,780,000 NBK Tier 1 Financing Ltd. 144A, (6 yr. Swap
Semi 30/360 USD + 2.875%), 3.63% (a)(d)(f) 2,790

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,005,000 Ruwais Power Co. PJSC 144A, 6.00%,
8/31/36 (a) $ 4,012
26,889
United Kingdom (EGP) (2%
)
31,299,000 HSBC Bank PLC 144A, 14.35%, 7/16/25
EGP (a)(b)(c) 1,989
34,600,000 HSBC Bank PLC 144A, 14.37%, 10/22/25
EGP (a)(b) 2,200
43,500,000 HSBC Bank PLC 144A, 14.56%, 10/18/27
EGP (a)(b)(c) 2,779
47,370,000 HSBC Bank PLC 144A, 14.61%, 9/10/25
EGP (a)(b)(c) 3,032
94,860,000 HSBC Bank PLC 144A, 14.66%, 10/09/30
EGP (a)(b)(c) 6,043
16,043
United Kingdom (IDR) (1%
)
89,288,000,000 Standard Chartered Bank 144A, 8.25%, 5/19/36
IDR (a)(b) 6,899
United Kingdom (USD) (0%
)
2,130,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 2,073
United States (EGP) (1%
)
179,300,000 Citigroup Global Markets Holdings Inc. 144A,
12.47%, 9/02/21 EGP (a)(b)(g) 11,349
United States (IDR) (1%
)
36,100,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 8.25%, 5/17/36 IDR (a)(b) 2,790
24,925,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 8.38%, 3/17/34 IDR (a)(b) 1,947
4,737
United States (KZT) (0%
)
1,097,800,000 Citigroup Global Markets Holdings Inc. 144A,
9.26%, 1/24/22 KZT (a)(b)(g) 2,480
United States (UAH) (1%
)
13,700,000 Citigroup Global Markets Holdings Inc. 144A,
14.41%, 10/17/22 UAH (a)(b) 537
134,000,000 Citigroup Global Markets Holdings Inc. 144A,
15.92%, 11/19/21 UAH (a)(b) 5,149
26,000,000 Citigroup Global Markets Holdings Inc. 144A,
16.42%, 11/19/21 UAH (a)(b) 999
6,685
United States (USD) (1%
)
2,545,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 2,490
1,750,000 MercadoLibre Inc. , 3.13%, 1/14/31  1,716
1,730,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a) 1,938
1,810,000 NBM U.S. Holdings Inc. 144A, 7.00%,
5/14/26 (a) 1,928
8,072
Uruguay (USD) (0%
)
1,180,000 Uruguay Government International Bond ,
4.98%, 4/20/55  1,527
Uruguay (UYU) (2%
)
486,553,951 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) 12,856
Principal
or Shares Security Description
Value
(000)
159,976,456 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (b) $ 4,368
17,224
Uzbekistan (USD) (1%
)
6,985,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 6,916
3,970,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a)(h) 3,975
10,891
Venezuela (USD) (0%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (c)
(e)(j) 163
6,055,000 Petroleos de Venezuela SA 144A, 6.00%,
11/15/26 (a)(e)(j) 273
1,122,500 Petroleos de Venezuela SA 144A, 8.50%,
10/27/20 (a)(e)(j) 300
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (c)
(e)(j) 130
2,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (c)(e)(j) 258
7,789,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (c)(e)(j) 798
2,350,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (c)(e)(j) 247
5,300,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (e)(j) 564
2,733
Virgin Islands (British) (USD) (1%
)
13,400,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (c) 13,467
Total Bonds
(Cost - $980,850) 964,076
Investment Company (1%)
13,037,056 Payden Cash Reserves Money Market Fund*
(Cost - $13,037)  13,037
Total Investments (Cost - $993,887)  (98%)
977,113
Other Assets, net of Liabilities ( 2% ) 13,752
Net Assets (100%)
$ 990,865
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(e) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f) Perpetual security with no stated maturity date.
(g) Yield to maturity at time of purchase.
(h) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $3,253 and the total market value of the collateral held by the Fund is $3,445. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j) Non-income producing
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 2,368 USD  2,809 Barclays Bank PLC 09/21/2021 $ 3
EUR 9,038 USD  10,689 Barclays Bank PLC 09/21/2021 44
INR 763,790 USD  10,018 HSBC Bank USA, N.A. 01/13/2022 64
MXN 129,160 USD  6,299 HSBC Bank USA, N.A. 11/29/2021 78
MYR 21,028 USD  4,975 Barclays Bank PLC 08/24/2021 2
RUB 390,860 USD  5,213 HSBC Bank USA, N.A. 08/16/2021 116
USD 15,361 THB  490,440 Barclays Bank PLC 08/23/2021 442
USD 11,351 COP  41,677,000 Barclays Bank PLC 09/14/2021 630
USD 52,707 EUR  44,242 Barclays Bank PLC 09/21/2021 170
USD 17,441 ZAR  244,030 BNP PARIBAS 10/18/2021 953
USD 18,250 BRL  94,811 HSBC Bank USA, N.A. 11/16/2021 329
USD 15,162 CLP  11,424,500 HSBC Bank USA, N.A. 12/13/2021 180
3,011
Liabilities:
BRL 53,417 USD  10,438 HSBC Bank USA, N.A. 11/16/2021 (341)
PEN 304 USD  78 Barclays Bank PLC 10/18/2021 (4)
USD 4,098 PEN  16,681 Barclays Bank PLC 09/03/2021 (8)
USD 8,557 RUB  630,670 HSBC Bank USA, N.A. 08/16/2021 (41)
(394)
Net Unrealized Appreciation (Depreciation)
$2,617
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Bought (Relevant Credit: Republic of Chile), Pay 1%
Quarterly, Receive upon credit default 06/20/2026 $ 8,725 $ (133) $ (177) $ 44
Protection Bought (Relevant Credit: Republic of Peru), Pay 1%
Quarterly, Receive upon credit default 06/20/2026 9,700 1 (74) 75
$(132) $(251) $119